Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	2,694,579	1,556,795
Convertible preferred stock, shares issued	2,609,102	1,519,274
Convertible preferred stock, shares outstanding	2,609,102	1,519,274
Convertible preferred stock, liquidation value	$ 22,269,168	$ 15,043,608
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,951,487	2,135,533
Common stock, shares issued	273,993	193,850
Common stock, shares outstanding	273,993	193,850